Related parties - The guarantees and purchase agreement provided between the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	₩ 1,633,189	₩ 304,522
BNP Paribas Cardif Life Insurance | Unused credit line | Shinhan Card Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	810	846
SBC PFV Co., Ltd [Member] | Unused credit commitment | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	1,226,300	65,400
SBC PFV Co., Ltd [Member] | Unused credit commitment | Shinhan Life Insurance Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	171,700	0
SBC PFV Co., Ltd [Member] | Unused credit commitment | SHINHAN SECURITIES CO., LTD. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	4,100	0
SBC PFV Co., Ltd [Member] | Unused credit commitment | Shinhan Capital Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	61,300	0
Key Management Personnel [Member] | Unused credit commitment | Shinhan Bank Co., Ltd. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	989	2,801
Structured Entities [Member] | Purchase agreement | The Group [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	131,704	204,035
Structured Entities [Member] | Derivative agreement [Member] | The Group [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	6,286	31,440
Songpa biz cluster PFV Co., Ltd. | Unused credit commitment | SHINHAN SECURITIES CO., LTD. [Member]
Related parties - The guarantees and purchase agreement provided between the related parties [Line Items]
Amount of guarantees	₩ 30,000	₩ 0